UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04719

The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 72.8%

	Aerospace — 0.4%
77,074	Ducommun Inc.	$1,585,412
150,100	Innovative Solutions & Support Inc.†	821,047

		2,406,459

	Agriculture — 0.2%
225	J.G. Boswell Co.	173,250
41,200	Limoneira Co.	930,708

		1,103,958

	Airlines — 0.0%
8,000	Pinnacle Airlines Corp.†	36,320

	Automotive — 0.2%
26,800	Sonic Automotive Inc., Cl. A	392,620
100,000	Wabash National Corp.†	937,000

		1,329,620

	Automotive: Parts and Accessories — 2.6%
105,000	Dana Holding Corp.†	1,921,500
22,000	Federal-Mogul Corp.†	502,260
295,748	Midas Inc.†	1,869,127
100,800	Modine Manufacturing Co.†	1,549,296
22,500	Puradyn Filter Technologies Inc.†	6,052
313,036	Standard Motor Products Inc.	4,767,538
150,700	Strattec Security Corp.	3,161,686
71,532	Superior Industries International Inc.	1,581,572
40,000	Tenneco Inc.†	1,762,800
40,000	The Pep Boys - Manny, Moe & Jack	437,200

		17,559,031

	Aviation: Parts and Services — 1.4%
13,500	Astronics Corp.†	415,800
938,800	GenCorp Inc.†	6,027,096
91,600	Kaman Corp.	3,249,052

		9,691,948

	Broadcasting — 2.3%
423,000	Acme Communications Inc.†	566,820
544,400	Beasley Broadcast Group Inc., Cl. A† (a)	2,264,704
55,000	Crown Media Holdings Inc., Cl. A†	105,050
5,000	Cumulus Media Inc., Cl. A†	17,500
73,800	Entercom Communications Corp., Cl. A†	640,584
15,000	Equity Media Holdings Corp.†	120
171,308	Fisher Communications Inc.†	5,108,405
924	Granite Broadcasting Corp.† (b)	0
617,500	Gray Television Inc.†	1,630,200
30,832	Gray Television Inc., Cl. A†	70,759
110,000	LIN TV Corp., Cl. A†	535,700
770,000	Media General Inc., Cl. A†	2,941,400
315,132	Salem Communications Corp., Cl. A	1,131,324
50,000	Sinclair Broadcast Group Inc., Cl. A	549,000

		15,561,566

	Building and Construction — 0.5%
580,000	Huttig Building Products Inc.†	394,400
45,000	Layne Christensen Co.†	1,365,300
177,400	Material Sciences Corp.†	1,286,150

Shares		Market Value
17,800	The Monarch Cement Co.	$487,720

		3,533,570

	Business Services — 3.8%
25,000	57Th Street General Acquisition Corp.†	325,000
28,000	ANC Rental Corp.† (b)	3
235,000	Ascent Capital Group, Cl. A†	12,447,950
21,500	Cenveo Inc.†	137,600
103	Chazak Value Corp.† (b)	0
67,500	EDGAR Online Inc.†	58,050
622,189	Edgewater Technology Inc.†	1,679,910
105,236	GP Strategies Corp.†	1,437,524
3,000	Intermec Inc.†	33,120
265,000	Internap Network Services Corp.†	1,947,750
2,000	Liquidity Services Inc.†	47,220
208,375	PRGX Global Inc.†	1,489,881
290,900	Pure Technologies Ltd.†	1,152,199
112,700	S1 Corp.†	842,996
51,700	SearchMedia Holdings Ltd.†	98,230
254,487	Stamps.com Inc.	3,394,857
420,300	Techprecision Corp.†	706,104
85,000	Trans-Lux Corp.†	13,600

		25,811,994

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (b)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0
90,000	Adelphia Recovery Trust†	1,260
160,000	Mediacom Communications Corp., Cl. A† (b)	14,400
22,500	Outdoor Channel Holdings Inc.†	153,900

		169,560

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	595,350

	Commercial Services — 1.1%
26,400	ICF International Inc.†	670,032
20,000	KAR Auction Services Inc.†	378,200
20,000	Macquarie Infrastructure Co. LLC	552,000
25,600	McGrath Rentcorp	718,848
935,000	Swisher Hygiene Inc.†	5,244,803

		7,563,883

	Communications Equipment — 0.3%
18,400	Communications Systems Inc.	329,912
20,830	Sycamore Networks Inc.	463,259
265,077	Symmetricom Inc.†	1,545,399
4,000	Technical Communications Corp.	33,200
30,000	ViewCast.com Inc.†	9,885

		2,381,655

	Computer Hardware — 0.0%
50,000	Dot Hill Systems Corp.†	142,000

	Computer Software and Services — 5.0%
3,554,800	ADPT Corp.†	10,771,044
233,200	Callidus Software Inc.†	1,364,220
10,000	Cinedigm Digital Cinema Corp., Cl. A†	16,900
97,738	Computer Task Group Inc.†	1,287,209
21,003	Dynamics Research Corp.†	286,481
50,000	EarthLink Inc.	384,750
6,000	Emulex Corp.†	51,600
639,600	FalconStor Software Inc.†	2,865,408

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Computer Software and Services (Continued)
373,700	Furmanite Corp.†	$2,967,178
1,910	Gemalto NV	91,334
334,208	Global Sources Ltd.†	3,071,372
45,300	GSE Systems Inc.†	97,848
299,000	Harris Interactive Inc.†	254,150
75,600	interCLICK Inc.†	601,776
115,729	Kratos Defense & Security Solutions Inc.†	1,407,265
260,000	L-1 Identity Solutions Inc.†	3,055,000
3,000	Lawson Software Inc.†	33,660
437,709	Lionbridge Technologies Inc.†	1,391,915
4,100	Magma Design Automation Inc.†	32,759
105,100	Mercury Computer Systems Inc.†	1,963,268
4,400	MTS Systems Corp.	184,052
92,186	Pervasive Software Inc.†	591,834
40,321	Schawk Inc.	667,716
154,831	Tier Technologies Inc.†	774,155
10,000	Trident Microsystems Inc.†	6,900
3,800	Tyler Technologies Inc.†	101,764

		34,321,558

	Consumer Products — 3.2%
174,189	A. T. Cross Co., Cl. A†	1,984,013
18,000	Adams Golf Inc.†	134,280
29,000	Callaway Golf Co.	180,380
57,000	Heelys Inc.†	129,960
4,300	Johnson Outdoors Inc., Cl. A†	73,616
198,076	Kid Brands Inc.†	1,022,072
15,300	Lakeland Industries Inc.†	134,028
461,023	Marine Products Corp.†	3,098,075
12,500	MarineMax Inc.†	109,500
300	National Presto Industries Inc.	30,447
94,390	Oil-Dri Corp. of America	2,021,834
22,550	PC Group Inc.†	5,074
896,039	Schiff Nutrition International Inc.	10,026,676
62,900	Steinway Musical Instruments Inc.†	1,615,901
41,530	Syratech Corp.†	1,053
313,400	The Wet Seal Inc., Cl. A†	1,400,898

		21,967,807

	Consumer Services — 0.4%
475,500	1-800-FLOWERS.COM Inc., Cl. A†	1,474,050
33,800	Bowlin Travel Centers Inc.†	54,418
1,100	Collectors Universe Inc.	16,291
120,000	Stewart Enterprises Inc., Cl. A	876,000
3,500	Valassis Communications Inc.†	106,050

		2,526,809

	Diversified Industrial — 6.3%
44,200	American Railcar Industries Inc.†	1,036,490
203,391	Ampco-Pittsburgh Corp.	4,769,519
115,000	Burnham Holdings Inc., Cl. A	1,638,750
122,897	Chase Corp.	2,059,754
120,720	Cleantech Solutions International Inc.†	107,441
47,800	Graham Corp.	975,120
336,403	Griffon Corp.†	3,390,942
376,800	Handy & Harman Ltd.†	5,798,952
25,000	Haulotte Group SA†	542,722
201,300	Katy Industries Inc.†	18,620
12,564	L.B. Foster Co., Cl. A	413,481
88,643	Lawson Products Inc.	1,743,608
87,149	Lydall Inc.†	1,042,302

Shares		Market Value
20,400	M&F Worldwide Corp.†	$527,136
552,557	Magnetek Inc.†	1,005,654
292,900	Myers Industries Inc.	3,011,012
408,525	National Patent Development Corp.†	653,640
168,067	Park-Ohio Holdings Corp.†	3,552,936
1,500	Raven Industries Inc.	83,565
13,700	RWC Inc.†	126,725
285,600	Sevcon Inc.† (a)	1,847,832
25,100	Stamford Industrial Group Inc.†	148
56,000	Standex International Corp.	1,717,520
46,083	Tredegar Corp.	845,623
120,568	Twin Disc Inc.	4,657,542
85,507	Vishay Precision Group Inc.†	1,443,358

		43,010,392

	Educational Services — 1.1%
325,000	Corinthian Colleges Inc.†	1,384,500
311,119	Universal Technical Institute Inc.	6,150,823
108,500	Voyager Learning Co., Escrow† (b)	0

		7,535,323

	Electronics — 5.1%
21,000	A123 Systems Inc.†	111,720
37,500	Alliance Semiconductor Corp.	16,875
45,451	Ballantyne Strong Inc.†	213,165
103,300	Bel Fuse Inc., Cl. A	2,396,560
1,800	Bel Fuse Inc., Cl. B	39,042
73,950	BTU International Inc.†	520,608
267,500	CTS Corp.	2,586,725
101,867	Dialight plc	1,204,119
78,149	Electro Scientific Industries Inc.†	1,508,276
46,400	IMAX Corp.†	1,504,752
174,500	IntriCon Corp.†	678,805
216,700	LeCroy Corp.†	2,609,068
51,500	Mesa Laboratories Inc.	1,630,490
75,000	Methode Electronics Inc.	870,750
56,400	Mocon Inc.	866,868
69,500	MoSys Inc.†	399,625
63,800	Newport Corp.†	1,159,246
51,300	Park Electrochemical Corp.	1,433,835
70,000	Pericom Semiconductor Corp.†	625,800
599,671	Pulse Electronics Corp.	2,650,546
75,600	Schmitt Industries Inc.†	257,040
208,300	Stoneridge Inc.†	3,070,342
134,900	Ultra Clean Holdings †	1,224,892
229,650	Ultralife Corp.†	1,077,058
82,900	Ultratech Inc.†	2,518,502
2,000	Universal Display Corp.†	70,180
116,400	Zoran Corp.†	977,760
204,000	Zygo Corp.†	2,696,880

		34,919,529

	Energy and Utilities: Alternative Energy — 0.1%
89,590	China Hydroelectric Corp., ADR†	365,527

	Energy and Utilities: Electric — 0.1%
6,700	Central Vermont Public Service Corp.	242,205
97,074	Comverge Inc.†	288,310

		530,515

	Energy and Utilities: Integrated — 0.3%
272,300	Headwaters Inc.†	852,299
30,500	MGE Energy Inc.	1,236,165

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Energy and Utilities: Integrated (Continued)
95,200	Progress Energy Inc., CVO†	$9,520

		2,097,984

	Energy and Utilities: Natural Gas — 0.7%
21,242	American DG Energy Inc.†	35,262
35,500	Chesapeake Utilities Corp.	1,421,065
80,507	Corning Natural Gas Corp.	1,298,167
36,000	Delta Natural Gas Co. Inc.	1,143,360
95,800	Gastar Exploration Ltd.†	328,594
17,700	RGC Resources Inc.	574,365
20,300	U.S. Energy Corp.†	86,681

		4,887,494

	Energy and Utilities: Oil — 0.7%
186,744	Callon Petroleum Co.†	1,310,943
24,690	Gulf Island Fabrication Inc.	796,993
10,900	Mitcham Industries Inc.†	188,570
73,000	RAM Energy Resources Inc.†	91,250
63,600	Tesco Corp.†	1,234,476
197,600	Triangle Petroleum Corp.†	1,276,496

		4,898,728

	Energy and Utilities: Services — 0.8%
800	Covanta Holding Corp.	13,192
87,848	Dawson Geophysical Co.†	3,000,009
60,000	RPC Inc.	1,472,400
67,620	Archer Ltd.†	407,839
9,500	Subsea 7 SA, ADR†	244,340
10,000	TGC Industries Inc.†	63,900
17,700	Union Drilling Inc.†	182,133

		5,383,813

	Energy and Utilities: Water — 1.0%
6,000	Artesian Resources Corp., Cl. A	108,120
42,174	Cadiz Inc.†	458,010
5,000	California Water Service Group	93,550
65,000	Consolidated Water Co. Ltd.	603,850
45,500	Energy Recovery Inc.†	148,785
8,500	Middlesex Water Co.	157,930
82,000	Pennichuck Corp.	2,357,500
99,300	SJW Corp.	2,407,032
28,500	The York Water Co.	471,675

		6,806,452

	Entertainment — 0.3%
32,500	Canterbury Park Holding Corp.†	472,225
1,802	Chestnut Hill Ventures† (b)	118,183
237,500	Dover Motorsports Inc.†	439,375
626,341	Entravision Communications Corp.,Cl. A†	1,158,731
1,500	LodgeNet Interactive Corp.†	4,545
60,000	Triple Crown Media Inc.†	141

		2,193,200

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	5,366
304,600	Casella Waste Systems Inc., Cl. A†	1,858,060
300	Sharps Compliance Corp.†	1,263

		1,864,689

Shares		Market Value

	Equipment and Supplies — 4.5%
1,000	AZZ Inc.	$45,800
178,500	Baldwin Technology Co. Inc., Cl. A†	210,630
769,000	Capstone Turbine Corp.†	1,176,570
58,500	CIRCOR International Inc.	2,505,555
284,549	Core Molding Technologies Inc.†	2,552,405
230,000	Federal Signal Corp.	1,508,800
700	Genoil Inc.†	112
299,600	Gerber Scientific Inc.†	3,334,548
8,500	Gildemeister AG†	178,670
8,000	GrafTech International Ltd.†	162,160
564,600	Interpump Group SpA	4,830,680
160,613	L.S. Starrett Co., Cl. A	1,646,283
20,000	Maezawa Kyuso Industries Co. Ltd.	291,659
85,500	Met-Pro Corp.	972,990
11,800	Mine Safety Appliances Co.	440,612
14,200	Powell Industries Inc.†	518,300
202,900	SL Industries Inc.†	4,778,295
700	SRS Labs Inc.†	6,713
33,992	The Eastern Co.	545,572
16,875	The Gorman-Rupp Co.	555,863
12,000	The Greenbrier Cos. Inc.†	237,120
36,379	Titan Machinery Inc.†	1,046,988
151,000	TransAct Technologies Inc.†	1,766,700
55,500	Vicor Corp.	897,435
27,000	WaterFurnace Renewable Energy Inc.	621,494
500	Watts Water Technologies Inc., Cl. A	17,705

		30,849,659

	Financial Services — 3.8%
49,400	Anchor Bancorp.†	471,276
16,100	Berkshire Bancorp Inc.†	109,319
3,900	Berkshire Hills Bancorp Inc.	87,321
75	Burke & Herbert Bank and Trust Co.	175,650
40,000	Capital Financial Holdings Inc.†	2,400
6,791	Capitol Federal Financial Inc.	79,862
29,000	Crazy Woman Creek Bancorp Inc.†	290,725
28,866	Edelman Financial Group Inc.	227,753
414,000	Epoch Holding Corp.	7,389,900
52	Farmers & Merchants Bank of Long Beach	220,480
11,603	Fidelity Southern Corp.†	79,364
172,600	Flushing Financial Corp.	2,243,800
10	Guaranty Corp., Cl. A†	75,000
99,710	Hallmark Financial Services†	784,718
6,600	Hampden Bancorp Inc.	87,582
227	Hampton Roads Bankshares Inc.†	2,247
16,000	Hancock Holding Co.	495,680
39,900	Heritage Financial Group Inc.	475,608
60,125	Hudson Valley Holding Corp.	1,161,014
175,723	JMP Group Inc.	1,235,333
30,000	Kaiser Federal Financial Group Inc.	369,600
90,843	KKR & Co. LP	1,482,558
148,462	Meadowbrook Insurance Group Inc.	1,471,258
90,000	Medallion Financial Corp.	877,500
46,500	Nara Bancorp Inc.†	378,045
11,055	New York Community Bancorp Inc.	165,714
28,500	Newport Bancorp Inc.†	399,713
5,697	Northrim BanCorp Inc.	108,072
40,000	Oritani Financial Corp.	511,600
8,300	Provident New York Bancorp	69,388
45,000	Pzena Investment Management Inc., Cl. A	255,600
116	Sunwest Bank†	313,316
87,456	SWS Group Inc.	523,861
8,500	The Ziegler Companies Inc.†	188,062
220	TIB Financial Corp.†	2,948

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Financial Services (Continued)
7,500	Tree.com Inc.†	$38,400
55,000	Trustco Bank Corp NY	269,500
43,600	Washington Trust Bancorp Inc.	1,001,492
87,100	Westfield Financial Inc.	707,252
38,100	Wilshire Bancorp Inc.†	112,014
100,000	WisdomTree Investments Inc.†	634,000
30,000	Xenith Bankshares Inc.†	123,000

		25,697,925

	Food and Beverage — 2.5%
2,300	Andrew Peller Ltd., Cl. A	21,129
19,800	Boston Beer Co. Inc., Cl. A†	1,774,080
32,000	Calavo Growers Inc.	673,920
182,100	Caribou Coffee Co. Inc.†	2,411,004
35,000	Feihe International Inc.†	253,050
1,100	Hanover Foods Corp., Cl. A	97,075
700	Inventure Foods Inc.†	2,793
2,000	J & J Snack Foods Corp.	99,700
231,425	Lifeway Foods Inc.†	2,587,331
15,000	MGP Ingredients Inc.	130,650
30,000	Peet’s Coffee & Tea Inc.†	1,731,000
7,800	Rock Field Co. Ltd.	122,758
5,500	Scheid Vineyards Inc., Cl. A†	46,062
260,000	Smart Balance Inc.†	1,346,800
140,000	Snyders-Lance Inc.	3,028,200
48,000	The Hain Celestial Group Inc.†	1,601,280
270,000	Tingyi (Cayman Islands) Holding Corp.	834,458
280,000	Vitasoy International Holdings Ltd.	225,246
22,300	Willamette Valley Vineyards Inc.†	68,907

		17,055,443

	Health Care — 7.9%
32,960	Accuray Inc.†	264,010
5,000	Alere Inc.†	183,100
45,000	American Dental Partners Inc.†	583,200
29,000	AngioDynamics Inc.†	412,670
12,800	ArthroCare Corp.†	428,416
69,100	Bio-Reference Laboratories Inc.†	1,444,190
342,244	BioLase Technology Inc.†	1,759,132
10,000	Boiron SA	446,939
1,000	Bruker Corp.†	20,360
223,326	Cantel Medical Corp.	6,009,703
14,000	Cardica Inc.†	38,360
105,000	CardioNet Inc.†	557,550
62,500	Cepheid Inc.†	2,165,000
737,200	Continucare Corp.†	4,555,896
103,800	Cutera Inc.†	885,414
60,000	Cynosure Inc., Cl. A†	726,000
5,000	DexCom Inc.†	72,450
20,163	DGT Holdings Corp.†	161,002
700	Elite Pharmaceuticals Inc.†	117
108,300	Exactech Inc.†	1,950,483
16,870	Heska Corp.†	162,964
73,600	Hooper Holmes Inc.†	68,448
1,300	ICU Medical Inc.†	56,810
10,000	Indevus Pharmaceuticals Inc., Escrow† (b)	11,000
552,900	InfuSystems Holdings Inc.†	1,183,206
575,045	IRIS International Inc.†	5,744,700
195,597	LeMaitre Vascular Inc.	1,382,871
91,700	Neogen Corp.†	4,145,757
1,800	NMT Medical Inc.†	15

Shares		Market Value
3,600	Omnicell Inc.†	$56,124
50,000	Opko Health Inc.†	184,500
60,000	Orchid Cellmark Inc.†	165,600
17,500	Orthofix International NV†	743,225
117,800	Pain Therapeutics Inc.†	455,886
204,300	Palomar Medical Technologies Inc.†	2,304,504
10,000	PreMD Inc.†	35
152,561	Quidel Corp.†	2,311,299
444,738	Rochester Medical Corp.†	4,020,431
84,400	RTI Biologics Inc.†	228,724
34,000	Skilled Healthcare Group Inc., Cl. A†	321,640
213,900	Strategic Diagnostics Inc.†	429,939
135,000	SurModics Inc.†	1,498,500
95,000	Syneron Medical Ltd.†	1,152,350
2,000	Targanta Therapeutics Corp., Escrow† (b)	1,280
500	ThermoGenesis Corp.†	1,005
110,000	Trinity Biotech plc, ADR	1,093,400
82,900	United-Guardian Inc.	1,226,920
1,400	Utah Medical Products Inc.	36,764
139,831	Vascular Solutions Inc.†	1,733,904
25,300	Young Innovations Inc.	721,556

		54,107,349

	Hotels and Gaming — 1.7%
55,540	Churchill Downs Inc.	2,503,743
256,000	Dover Downs Gaming & Entertainment Inc.	819,200
2,500	Florida Gaming Corp.†	12,525
4,000	Gaylord Entertainment Co.†	120,000
254,422	Morgans Hotel Group Co.†	1,829,294
8,500	Multimedia Games Holding Co. Inc.†	38,675
26,500	Pinnacle Entertainment Inc.†	394,850
235,873	Sonesta International Hotels Corp., Cl. A (a)	4,686,796
111,600	The Marcus Corp.	1,102,608

		11,507,691

	Machinery — 1.6%
35,000	Astec Industries Inc.†	1,294,300
11,000	DXP Enterprises Inc.†	278,850
134,000	Flow International Corp.†	477,040
145,400	Global Power Equipment Group Inc.†	3,856,008
6,000	Hardinge Inc.	65,460
102,611	Key Technology Inc.†	1,659,220
6,000	Lindsay Corp.	412,800
46,300	Tennant Co.	1,848,759
14,800	The Middleby Corp.†	1,391,792

		11,284,229

	Manufactured Housing and Recreational Vehicles — 0.4%
1,212,300	All American Group Inc.†	242,460
26,259	Arctic Cat Inc.†	352,658
16,000	Cavco Industries Inc.†	720,000
41,300	Nobility Homes Inc.†	330,400
26,300	Skyline Corp.	460,250
42,000	Winnebago Industries Inc.†	405,720

		2,511,488

	Metals and Mining — 1.3%
87,400	5N Plus Inc.†	814,688
650,000	Alkane Resources Ltd.†	1,498,884
100,000	Allana Potash Corp.†	158,640
20,000	Camino Minerals Corp.†	7,258
100,000(c)	Duluth Metals Ltd.†	246,773
142,800	Materion Corp.†	5,279,316
11,000	Shiloh Industries Inc.	118,580

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Metals and Mining (Continued)
600,000	Tanami Gold NL†	$575,958

		8,700,097

	Paper and Forest Products — 0.1%
8,149	Keweenaw Land Association Ltd.†	749,708

	Publishing — 2.3%
171,300	Belo Corp., Cl. A†	1,289,889
139,671	Cambium Learning Group Inc.†	470,691
863,800	Il Sole 24 Ore SpA†	1,464,344
1,126,000	Journal Communications Inc., Cl. A†	5,821,420
740,187	PRIMEDIA Inc.	5,218,318
14,600	The Dolan Co.†	123,662
145,000	The E.W. Scripps Co., Cl. A†	1,402,150

		15,790,474

	Real Estate — 0.9%
7,000	Bresler & Reiner Inc.†	6,580
14,100	Capital Properties Inc., Cl. A	138,180
6,000	Capital Properties Inc., Cl. B (b)(d)	58,800
78,000	Cohen & Steers Inc.	2,585,700
75,200	Griffin Land & Nurseries Inc.	2,443,248
1,900	Gyrodyne Co. of America Inc.†	128,791
6,400	Holobeam Inc.†	131,520
129,500	Reading International Inc., Cl. A†	589,225
41,500	Reading International Inc., Cl. B†	285,312
2,508	Royalty LLC† (b)(d)	7,550

		6,374,906

	Restaurants — 1.7%
15,279	Biglari Holdings Inc.†	5,974,853
80,500	Denny’s Corp.†	312,340
133,143	Famous Dave’s of America Inc.†	1,332,761
156,329	Nathan’s Famous Inc.†	2,949,928
43,000	The Cheesecake Factory Inc.†	1,348,910

		11,918,792

	Retail — 1.7%
41,000	Aaron’s Inc.†	1,158,660
70,000	Big 5 Sporting Goods Corp.	550,200
243,400	Coldwater Creek Inc.†	340,760
178,300	Hot Topic Inc.	1,326,552
132,200	Ingles Markets Inc., Cl. A	2,187,910
273,071	Krispy Kreme Doughnuts Inc.†	2,596,905
13,800	Movado Group Inc.	236,118
29,565	PetMed Express Inc.	350,345
28,000	Pier 1 Imports Inc.†	323,960
66,000	Rush Enterprises Inc., Cl. A†	1,255,980
57,500	Rush Enterprises Inc., Cl. B†	925,750
21,800	The Bon-Ton Stores Inc.	211,896
330,000	The Great Atlantic & Pacific Tea Co. Inc.†	56,100
14,600	Village Super Market Inc., Cl. A	404,566

		11,925,702

	Semiconductors — 1.0%
339,100	Advanced Analogic Technologies Inc.†	2,053,250
236,160	Cascade Microtech Inc.†	1,348,474
127,500	Entegris Inc.†	1,290,300
89,500	Entropic Communications Inc.†	795,655
1,319	GSI Group Inc.†	15,894
93,700	IXYS Corp.†	1,403,626

Shares			Market Value
50,000		Rubicon Ltd.†	$21,127

			6,928,326

		Specialty Chemicals — 2.2%
9,109		A. Schulman Inc.	229,456
20,000		Chemtura Corp.†	364,000
558,500		Ferro Corp.†	7,506,240
267,226		General Chemical Group Inc.†	3,608
30,000		Hawkins Inc.	1,086,600
1,000		KMG Chemicals Inc.	16,840
270,000		Omnova Solutions Inc.†	1,879,200
207,600		Zep Inc.	3,923,640

			15,009,584

		Telecommunications — 0.7%
46,200		Atlantic Tele-Network Inc.	1,772,232
150,000		Cincinnati Bell Inc.†	498,000
75		Consolidated Communications Holdings Inc.	1,458
1,500		Electronic Systems Technology Inc.	900
60,000		HickoryTech Corp.	712,800
80		Horizon Telecom Inc., Cl. A	7,680
350		Horizon Telecom Inc., Cl. B	24,500
30,000		ICO Global Communications (Holdings) Ltd.†	83,100
56,100		New Ulm Telecom Inc.	356,235
400		North State Telephone Co., Cl. A	32,780
500	(c)	Otelco Inc., IDS	9,275
7,788		Preformed Line Products Co.	554,350
18,500		Shenandoah Telecommunications Co.	314,870
500		SureWest Communications	8,360
34,700		TeleCommunication Systems Inc., Cl. A†	167,601
17,875		Windstream Corp.	231,660

			4,775,801

		Transportation — 0.2%
1,000		K-Sea Transportation Partners LP†	8,150
8,200		PHI Inc.†	177,448
82,200		Providence and Worcester Railroad Co.	1,166,418
20,000		RailAmerica Inc.†	300,000
1,000		Trailer Bridge Inc.†	1,800

			1,653,816

		TOTAL COMMON STOCKS	498,037,724

		PREFERRED STOCKS — 0.1%

		Automotive: Parts and Accessories — 0.1%
20,000		Jungheinrich AG Pfd.	843,992

		CONVERTIBLE PREFERRED STOCKS — 0.0%

		Food and Beverage — 0.0%
500		Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 (b)†	12,790

		RIGHTS — 0.0%

		Health Care — 0.0%
200,000		Clinical Data Inc., CVR, expire 04/14/18 †	190,000

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%

	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	$0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0

		0

	TOTAL WARRANTS	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.1%
$185,480,000	U.S. Treasury Bills††, 0.010% to 0.200%, 07/14/11 to 12/22/11	$185,464,820

	TOTAL INVESTMENTS — 100.0% (Cost $565,429,367)	$684,549,326

	Aggregate tax cost	$566,339,377

	Gross unrealized appreciation	$139,564,880

	Gross unrealized depreciation	(21,354,931)

	Net unrealized appreciation/depreciation	$118,209,949

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $224,006 or 0.03% of total investments.
(c)	Denoted in units.
(d)	At June 30, 2011, the Fund held investments in restricted and illiquid securities amounting to $66,350 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$9.8000
2,508	Royalty LLC	09/09/03	—	3.0104

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

CVR Contingent Value Right

CVO Contingent Value Obligation

IDS Income Deposit Securities

See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.4%

	Aerospace — 3.3%
30,450	AAR Corp.	$824,890
1,650	Curtiss-Wright Corp.	53,410
800	Esterline Technologies Corp.†	61,120
32,350	Hexcel Corp.†	708,141
5,100	Kaman Corp.	180,897

		1,828,458

	Automotive — 1.5%
1,200	Navistar International Corp.†	67,752
20,700	Penske Automotive Group Inc.	470,718
8,750	Rush Enterprises Inc., Cl. A†	166,513
14,200	Wabash National Corp.†	133,054

		838,037

	Automotive: Parts and Accessories — 0.4%
7,650	Federal-Mogul Corp.†	174,649
1,750	Superior Industries International Inc.	38,693

		213,342

	Aviation: Parts and Services — 0.5%
13,950	Ducommun Inc.	286,951

	Building and Construction — 2.5%
2,900	Chicago Bridge & Iron Co., NV	112,810
20,250	Dycom Industries Inc.†	330,885
18,300	Insituform Technologies Inc., Cl. A†	383,751
24,700	MYR Group Inc.†	577,980

		1,405,426

	Business Services — 4.5%
24,350	ABM Industries Inc.	568,329
21,700	Convergys Corp.†	295,988
18,600	FTI Consulting Inc.†	705,684
7,850	G & K Services Inc., Cl. A	265,801
7,300	GP Strategies Corp.†	99,718
3,300	Healthcare Services Group Inc.	53,625
3,300	MDC Partners Inc., Cl. A	59,598
41,850	PRGX Global Inc.†	299,228
4,000	Tetra Tech Inc.†	90,000
13,400	Tier Technologies Inc.†	67,000

		2,504,971

	Commercial Services — 0.7%
10,500	Checkpoint Systems Inc.†	187,740
2,200	ICF International Inc.†	55,836
8,400	KAR Auction Services Inc.†	158,844

		402,420

	Communications Equipment — 0.3%
2,450	Plantronics Inc.	89,499
8,750	Symmetricom Inc.†	51,013

		140,512

	Computer Hardware — 1.8%
6,650	NCR Corp.†	125,619
55,850	QLogic Corp.†	889,132

		1,014,751

Shares		Market Value
	Computer Software and Services — 4.0%
11,750	Akamai Technologies Inc.†	$369,772
4,450	Bottomline Technologies Inc.†	109,959
17,700	Callidus Software Inc.†	103,545
8,550	Dynamics Research Corp.†	116,622
8,100	Evolving Systems Inc.	57,915
6,200	Fair Isaac Corp.	187,240
32,800	Magma Design Automation Inc.†	262,072
5,450	Mercury Computer Systems Inc.†	101,806
8,550	Parametric Technology Corp.†	196,052
14,300	Progress Software Corp.†	345,059
36,450	S1 Corp.†	272,646
2,100	Teradata Corp.†	126,420

		2,249,108

	Consumer Products — 1.0%
14,050	A. T. Cross Co., Cl. A†	160,029
3,300	Cinemark Holdings Inc.	68,343
3,750	Cineplex Inc.	103,893
3,300	Hanesbrands Inc.†	94,215
6,550	Knoll Inc.	131,458

		557,938

	Diversified Industrial — 5.8%
2,750	A.M. Castle & Co.†	45,677
18,850	Badger Meter Inc.	697,261
11,900	Barnes Group Inc.	295,239
26,860	Columbus McKinnon Corp.†	482,406
10,381	Federal Signal Corp.	68,099
13,300	Furmanite Corp.†	105,602
5,288	Griffon Corp.†	53,303
6,850	Kaydon Corp.	255,642
10,850	Kennametal Inc.	457,979
6,300	Lawson Products Inc.	123,921
15,050	RSC Holdings Inc.†	179,998
6,200	Sealed Air Corp.	147,498
7,400	Texas Industries Inc.	308,062
2,600	Tredegar Corp.	47,710

		3,268,397

	Electronics — 10.5%
2,350	Analogic Corp.	123,586
4,000	Avnet Inc.†	127,520
16,400	Ballantyne Strong Inc.†	76,916
53,400	Electro Scientific Industries Inc.†	1,030,620
2,450	FARO Technologies Inc.†	107,310
10,800	General Cable Corp.†	459,864
8,300	International Rectifier Corp.†	232,151
4,000	IXYS Corp.†	59,920
35,800	LeCroy Corp.†	431,032
1,750	Littelfuse Inc.	102,760
7,850	Molex Inc.	202,294
23,200	Newport Corp.†	421,544
2,450	OSI Systems Inc.†	105,350
5,850	Park Electrochemical Corp.	163,508
57,150	Pulse Electronics Corp.	252,603
38,000	Radisys Corp.†	277,020
26,250	TTM Technologies Inc.†	420,525
10,300	Ultralife Corp.†	48,307
15,600	Vishay Intertechnology Inc.†	234,624
22,850	Woodward Inc.	796,551

See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Electronics (Continued)
5,200	Zebra Technologies Corp., Cl. A†	$219,284

		5,893,289

	Energy and Utilities — 7.5%
10,400	Brigham Exploration Co.†	311,272
3,300	Energy XXI Bermuda Ltd.†	109,626
17,950	Goodrich Petroleum Corp.†	330,459
8,100	Gulf Island Fabrication Inc.	261,468
9,100	Key Energy Services Inc.†	163,800
16,850	Matrix Service Co.†	225,453
27,700	Newpark Resources Inc.†	251,239
14,400	Patterson-UTI Energy Inc.	455,184
17,850	Petrohawk Energy Corp.†	440,360
36,100	PetroQuest Energy Inc.†	253,422
16,750	Pike Electric Corp.†	148,070
43,100	Pioneer Drilling Co.†	656,844
4,850	Rowan Companies Inc.†	188,229
3,650	Superior Energy Services Inc.†	135,561
4,750	Tesco Corp.†	92,198
21,050	Union Drilling Inc.†	216,605

		4,239,790

	Entertainment — 0.2%
7,050	Take-Two Interactive Software Inc.†	107,724

	Equipment and Supplies — 4.4%
1,900	AZZ Inc.	87,020
2,900	CIRCOR International Inc.	124,207
14,950	Crown Holdings Inc.†	580,359
15,500	Gerber Scientific Inc.†	172,515
3,750	GrafTech International Ltd.†	76,012
4,450	IDEX Corp.	204,033
15,600	Mine Safety Appliances Co.	582,504
6,200	Mueller Industries Inc.	235,042
2,050	Robbins & Myers Inc.	108,343
2,000	Tennant Co.	79,860
2,750	The Greenbrier Cos. Inc.†	54,340
1,450	The Toro Co.	87,725
3,750	Vicor Corp.	60,638

		2,452,598

	Financial Services — 10.5%
6,650	Anchor Bancorp.†	63,441
5,550	Astoria Financial Corp.	70,984
2,200	BankUnited Inc.	58,388
8,550	Boston Private Financial Holdings Inc.	56,259
19,400	Brown & Brown Inc.	497,804
4,100	Cardinal Financial Corp.	44,895
5,750	Columbia Banking System Inc.	99,015
2,100	Epoch Holding Corp.	37,485
9,750	Fidelity National Financial Inc., Cl. A	153,465
5,550	Financial Institutions Inc.	91,131
33,595	First Niagara Financial Group Inc.	443,454
16,400	Flushing Financial Corp.	213,200
5,550	HF Financial Corp.	60,051
9,795	Hudson Valley Holding Corp.	189,141
2,750	Investors Bancorp Inc.†	39,050
13,650	KBW Inc.	255,255
8,550	Knight Capital Group Inc., Cl. A†	94,221
15,950	Meadowbrook Insurance Group Inc.	158,064
13,950	Nara Bancorp Inc.†	113,413

Shares		Market Value
6,650	National Penn Bancshares Inc.	$52,734
6,650	OceanFirst Financial Corp.	86,118
4,200	Old National Bancorp	45,360
21,150	Oriental Financial Group Inc.	272,624
2,900	Orrstown Financial Services Inc.	76,299
2,200	Piper Jaffray Companies†	63,382
13,950	Sterling Bancorp	132,386
11,000	Stifel Financial Corp.†	394,460
4,300	SVB Financial Group†	256,753
11,850	Texas Capital Bancshares Inc.†	306,086
22,150	The Bancorp Inc.†	231,467
5,200	The Navigators Group Inc.†	244,400
20,000	Trustco Bank Corp NY	98,000
6,850	Umpqua Holdings Corp.	79,255
12,277	Valley National Bancorp	167,090
14,850	Washington Federal Inc.	243,986
10,300	Washington Trust Bancorp Inc.	236,591
4,750	Webster Financial Corp.	99,845
4,150	Westfield Financial Inc.	33,698
16,600	Xenith Bankshares Inc.†	68,060

		5,927,310

	Food and Beverage — 0.1%
2,450	The Cheesecake Factory Inc.†	76,856

	Food Products — 0.3%
17,950	Viterra Inc.	195,050

	Health Care — 5.4%
12,950	AngioDynamics Inc.†	184,278
3,900	ArthroCare Corp.†	130,533
4,750	Community Health Systems Inc.†	121,980
3,100	ICU Medical Inc.†	135,470
4,850	Kindred Healthcare Inc.†	104,129
15,500	Omnicare Inc.	494,295
7,650	Omnicell Inc.†	119,264
24,150	Patterson Companies Inc.	794,294
5,975	Rochester Medical Corp.†	54,014
5,650	STERIS Corp.	197,637
3,550	Teleflex Inc.	216,763
5,450	Thoratec Corp.†	178,869
13,200	VCA Antech Inc.†	279,840

		3,011,366

	Health Care Providers and Services — 0.2%
16,600	AMN Healthcare Services Inc.†	138,112

	IT Services — 1.2%
33,250	Heartland Payment Systems Inc.	684,950

	Machinery — 1.9%
3,900	DXP Enterprises Inc.†	98,865
21,500	Flow International Corp.†	76,540
1,350	Gardner Denver Inc.	113,467
4,450	Lydall Inc.†	53,222
7,200	The Manitowoc Co. Inc.	121,248
17,300	Trinity Industries Inc.	603,424

		1,066,766

	Metals and Mining — 2.1%
14,950	AK Steel Holding Corp.	235,612
5,200	Carpenter Technology Corp.	299,936
8,300	Century Aluminum Co.†	129,895
5,550	Commercial Metals Co.	79,642
15,850	Globe Specialty Metals Inc.	355,357

See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Metals and Mining (Continued)
1,900	Materion Corp.†	$70,243

		1,170,685

	Publishing — 0.5%
9,400	Belo Corp., Cl. A†	70,782
4,300	Journal Communications Inc., Cl. A†	22,231
2,100	Meredith Corp.	65,373
13,750	The Dolan Co.†	116,462

		274,848

	Real Estate — 0.0%
1,200	Kennedy-Wilson Holdings Inc.	14,700

	Restaurants — 0.1%
5,750	Morton’s Restaurant Group Inc.†	41,630

	Retail — 4.3%
31,550	American Eagle Outfitters Inc.	402,262
19,600	Ethan Allen Interiors Inc.	417,284
3,650	Foot Locker Inc.	86,724
33,250	Office Depot Inc.†	140,315
12,200	RadioShack Corp.	162,382
17,500	Stage Stores Inc.	294,000
30,550	The Jones Group Inc.	331,467
44,300	The Pep Boys - Manny, Moe & Jack	484,199
2,100	Williams-Sonoma Inc.	76,629

		2,395,262

	Semiconductors — 6.2%
13,950	Advanced Energy Industries Inc.†	206,321
6,200	Atmel Corp.†	87,234
41,200	ATMI Inc.†	841,716
14,400	Brooks Automation Inc.†	156,384
14,400	Cascade Microtech Inc.†	82,224
23,200	Cohu Inc.	304,152
18,400	Entegris Inc.†	186,208
53,150	FormFactor Inc.†	481,539
16,600	FSI International Inc.†	45,484
33,250	Integrated Device Technology Inc.†	261,345
5,550	Kulicke & Soffa Industries Inc.†	61,827
4,550	Microsemi Corp.†	93,275
2,000	MKS Instruments Inc.	52,840
11,750	ON Semiconductor Corp.†	123,023
7,300	Pericom Semiconductor Corp.†	65,262
47,600	Rubicon Ltd.†	20,113
14,400	Silicon Image Inc.†	93,024
6,650	STEC Inc.†	113,117
14,200	Ultra Clean Holdings †	128,936
1,700	Ultratech Inc.†	51,646
1,000	Veeco Instruments Inc.†	48,410

		3,504,080

	Specialty Chemicals — 1.5%
3,550	Arch Chemicals Inc.	122,262
15,019	Ferro Corp.†	201,855
4,850	H.B. Fuller Co.	118,437
3,000	Olin Corp.	67,980
2,450	Valspar Corp.	88,347
12,150	Zep Inc.	229,635

		828,516

Shares		Market Value
	Telecommunications — 1.1%
6,550	Atlantic Tele-Network Inc.	$251,258
16,300	Sierra Wireless Inc.†	190,547
39,750	TeleCommunication Systems Inc., Cl. A†	191,993

		633,798

	Transportation — 0.1%
1,750	Marten Transport Ltd.	37,800

	TOTAL COMMON STOCKS	47,405,441

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 15.6%
$8,757,000	U.S. Treasury Bills, 0.035% to 0.147%††, 07/07/11 to 12/22/11	8,754,502

	TOTAL INVESTMENTS — 100.0% (Cost $50,865,373)	$56,159,943

	Aggregate tax cost	$50,980,065

	Gross unrealized appreciation	$6,487,424
	Gross unrealized depreciation	(1,307,546)

	Net unrealized appreciation/depreciation	$5,179,878

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

3

GAMCO Westwood Income Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.6%

	Agriculture — 0.5%
1,000	Archer-Daniels-Midland Co.	$30,150

	Automotive — 2.2%
4,000	General Motors Co.†	121,440

	Banking — 3.8%
4,000	Bank of America Corp.	43,840
4,000	U.S. Bancorp	102,040
4,802	Valley National Bancorp	65,355

		211,235

	Computer Hardware — 3.6%
500	Apple Inc.†	167,835
200	International Business Machines Corp.	34,310

		202,145

	Computer Software and Services — 0.5%
1,000	EMC Corp.†	27,550

	Consumer Products — 2.4%
2,000	Tupperware Brands Corp.	134,900

	Diversified Industrial — 4.2%
6,000	General Electric Co.	113,160
2,000	Honeywell International Inc.	119,180

		232,340

	Electronics — 3.2%
8,000	Intel Corp.	177,280

	Energy and Utilities: Integrated — 1.1%
1,334	FirstEnergy Corp.	58,896

	Energy and Utilities: Natural Gas — 3.0%
6,000	Spectra Energy Corp.	164,460

	Energy and Utilities: Oil — 7.6%
1,500	Chevron Corp.	154,260
2,500	ConocoPhillips	187,975
1,000	Devon Energy Corp.	78,810

		421,045

	Energy and Utilities: Services — 6.4%
5,000	Halliburton Co.	255,000
1,000	Noble Corp.	39,410
1,000	Transocean Ltd.	64,560

		358,970

	Energy and Utilities: Water — 3.4%
6,500	American Water Works Co. Inc.	191,425

	Financial Services — 5.8%
2,700	Citigroup Inc.	112,428
1,000	JPMorgan Chase & Co.	40,940
6,000	Wells Fargo & Co.	168,360

		321,728

	Food and Beverage — 13.8%
7,000	ConAgra Foods Inc.	180,670
6,522	General Mills Inc.	242,749
6,000	Kraft Foods Inc., Cl. A	211,380

Shares		Market Value
2,000	PepsiCo Inc.	$140,860

		775,659

	Health Care — 10.2%
2,883	Bristol-Myers Squibb Co.	83,492
1,500	Johnson & Johnson	99,780
2,520	Mead Johnson Nutrition Co.	170,226
2,000	Merck & Co. Inc.	70,580
6,940	Pfizer Inc.	142,964

		567,042

	Metals and Mining — 1.0%
1,000	Newmont Mining Corp.	53,970

	Paper and Forest Products — 2.7%
5,000	International Paper Co.	149,100

	Retail — 1.3%
2,000	The Home Depot Inc.	72,440

	Specialty Chemicals — 5.6%
1,000	Air Products & Chemicals Inc.	95,580
4,000	E. I. du Pont de Nemours and Co.	216,200

		311,780

	Telecommunications — 4.3%
4,000	AT&T Inc.	125,640
3,000	Verizon Communications Inc.	111,690

		237,330

	TOTAL COMMON STOCKS	4,820,885

	PREFERRED STOCKS — 5.5%

	Financial Services — 5.5%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	308,760

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 7.9%
$440,000	U.S. Treasury Bills, 0.075% to 0.095%††, 08/18/11 to 12/15/11	439,891

	TOTAL INVESTMENTS — 100.0% (Cost $5,025,751)	$5,569,536

	Aggregate tax cost	$5,025,907

	Gross unrealized appreciation	$711,848
	Gross unrealized depreciation	(168,219)

	Net unrealized appreciation/depreciation	$543,629

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.3%

	Aerospace — 4.1%
14,900	General Dynamics Corp.	$1,110,348
23,300	Raytheon Co.	1,161,505
28,600	The Boeing Co.	2,114,398

		4,386,251

	Automotive — 2.0%
69,900	General Motors Co.†	2,122,164

	Banking — 8.9%
186,100	Bank of America Corp.	2,039,656
26,800	CIT Group Inc.†	1,186,168
74,084	JPMorgan Chase & Co.	3,032,999
118,400	Wells Fargo & Co.	3,322,304

		9,581,127

	Broadcasting — 1.1%
42,900	CBS Corp., Cl. B, Non-Voting	1,222,221

	Cable and Satellite — 2.2%
92,500	Comcast Corp., Cl. A	2,343,950

	Communications Equipment — 0.9%
52,900	Corning Inc.	960,135

	Computer Hardware — 4.3%
140,500	Dell Inc.†	2,342,135
13,400	International Business Machines Corp.	2,298,770

		4,640,905

	Computer Software and Services — 2.2%
88,900	Microsoft Corp.	2,311,400

	Consumer Products — 2.1%
33,280	Philip Morris International Inc.	2,222,106

	Diversified Industrial — 4.3%
37,600	Honeywell International Inc.	2,240,584
39,500	ITT Corp.	2,327,735

		4,568,319

	Electronics — 3.2%
53,400	Intel Corp.	1,183,344
61,800	TE Connectivity Ltd.	2,271,768

		3,455,112

	Energy: Integrated — 4.0%
57,200	American Electric Power Co. Inc.	2,155,296
44,800	Dominion Resources Inc.	2,162,496

		4,317,792

	Energy: Natural Gas — 6.1%
17,406	Apache Corp.	2,147,726
43,900	EQT Corp.	2,305,628
40,100	Sempra Energy	2,120,488

		6,573,842

	Energy: Oil — 9.1%
30,500	Anadarko Petroleum Corp.	2,341,180

Shares		Market Value
20,800	Chevron Corp.	$2,139,072
26,200	Exxon Mobil Corp.	2,132,156
15,800	Newfield Exploration Co.†	1,074,716
20,310	Occidental Petroleum Corp.	2,113,053

		9,800,177

	Entertainment — 2.0%
56,000	The Walt Disney Co.	2,186,240

	Financial Services — 12.2%
32,900	ACE Ltd.	2,165,478
45,100	Aflac Inc.	2,105,268
18,300	Ameriprise Financial Inc.	1,055,544
16,900	Franklin Resources Inc.	2,218,801
76,600	MetLife Inc.	3,360,442
36,400	The Allstate Corp.	1,111,292
19,600	The Travelers Companies Inc.	1,144,248

		13,161,073

	Food and Beverage — 1.1%
36,300	Sysco Corp.	1,131,834

	Health Care — 14.5%
41,900	Abbott Laboratories	2,204,778
40,700	Bristol-Myers Squibb Co.	1,178,672
41,700	Covidien plc	2,219,691
50,300	Johnson & Johnson	3,345,956
30,300	Merck & Co. Inc.	1,069,287
162,400	Pfizer Inc.	3,345,440
47,300	Teva Pharmaceutical Industries Ltd., ADR	2,280,806

		15,644,630

	Machinery — 0.9%
12,100	Deere & Co.	997,645

	Retail — 4.1%
58,800	CVS Caremark Corp.	2,209,704
41,800	Wal-Mart Stores Inc.	2,221,252

		4,430,956

	Specialty Chemicals — 3.9%
40,000	E. I. du Pont de Nemours and Co.	2,162,000
57,700	The Dow Chemical Co.	2,077,200

		4,239,200

	Telecommunications — 3.0%
103,100	AT&T Inc.	3,238,371

	Transportation — 2.1%
21,200	Union Pacific Corp.	2,213,280

	TOTAL COMMON STOCKS	105,748,730

	SHORT-TERM INVESTMENTS — 1.7%

	Mutual Funds — 1.7%
1,843,575	Dreyfus Treasury & Agency Cash Management Fund, 0.080% *	1,843,575

	TOTAL INVESTMENTS — 100.0% (Cost $89,619,016)	$107,592,305

	Aggregate tax cost	$91,111,537

See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Market Value
Gross unrealized appreciation	$19,641,667
Gross unrealized depreciation	(3,160,899)

Net unrealized appreciation/depreciation	$16,480,768

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

GAMCO Westwood Balanced Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 59.9%

	Aerospace — 2.7%
8,900	General Dynamics Corp.	$663,228
14,100	Raytheon Co.	702,885
22,000	The Boeing Co.	1,626,460

		2,992,573

	Automotive — 1.1%
42,000	General Motors Co.†	1,275,120

	Banking — 5.2%
111,200	Bank of America Corp.	1,218,752
16,000	CIT Group Inc.†	708,160
47,696	JPMorgan Chase & Co.	1,952,674
70,800	Wells Fargo & Co.	1,986,648

		5,866,234

	Broadcasting — 0.6%
25,600	CBS Corp., Cl. B, Non-Voting	729,344

	Cable and Satellite — 1.4%
63,100	Comcast Corp., Cl. A	1,598,954

	Communications Equipment — 0.6%
34,300	Corning Inc.	622,545

	Computer Hardware — 2.6%
89,600	Dell Inc.†	1,493,632
8,100	International Business Machines Corp.	1,389,555

		2,883,187

	Computer Software and Services — 1.3%
56,100	Microsoft Corp.	1,458,600

	Consumer Products — 1.2%
20,020	Philip Morris International Inc.	1,336,735

	Diversified Industrial — 2.5%
24,100	Honeywell International Inc.	1,436,119
23,590	ITT Corp.	1,390,159

		2,826,278

	Electronics — 2.1%
41,500	Intel Corp.	919,640
39,600	TE Connectivity Ltd.	1,455,696

		2,375,336

	Energy: Integrated — 2.7%
39,300	American Electric Power Co. Inc.	1,480,824
33,200	Dominion Resources Inc.	1,602,564

		3,083,388

	Energy: Natural Gas — 4.0%
12,655	Apache Corp.	1,561,500
28,200	EQT Corp.	1,481,064
27,100	Sempra Energy	1,433,048

		4,475,612

	Energy: Oil — 5.5%
19,300	Anadarko Petroleum Corp.	1,481,468

Shares		Market Value
13,300	Chevron Corp.	$1,367,772
16,700	Exxon Mobil Corp.	1,359,046
9,900	Newfield Exploration Co.†	673,398
13,200	Occidental Petroleum Corp.	1,373,328

		6,255,012

	Entertainment — 1.2%
33,700	The Walt Disney Co.	1,315,648

	Financial Services — 7.4%
24,600	ACE Ltd.	1,619,172
27,100	Aflac Inc.	1,265,028
11,000	Ameriprise Financial Inc.	634,480
10,900	Franklin Resources Inc.	1,431,061
46,100	MetLife Inc.	2,022,407
21,800	The Allstate Corp.	665,554
11,700	The Travelers Companies Inc.	683,046

		8,320,748

	Food and Beverage — 0.6%
23,100	Sysco Corp.	720,258

	Health Care — 8.8%
25,500	Abbott Laboratories	1,341,810
27,400	Bristol-Myers Squibb Co.	793,504
25,700	Covidien plc	1,368,011
30,000	Johnson & Johnson	1,995,600
22,900	Merck & Co. Inc.	808,141
107,200	Pfizer Inc.	2,208,320
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,408,024

		9,923,410

	Machinery — 0.7%
10,100	Deere & Co.	832,745

	Retail — 2.4%
36,100	CVS Caremark Corp.	1,356,638
25,700	Wal-Mart Stores Inc.	1,365,698

		2,722,336

	Specialty Chemicals — 2.2%
24,000	E. I. du Pont de Nemours and Co.	1,297,200
34,500	The Dow Chemical Co.	1,242,000

		2,539,200

	Telecommunications — 1.8%
65,500	AT&T Inc.	2,057,355

	Transportation — 1.3%
13,700	Union Pacific Corp.	1,430,280

	TOTAL COMMON STOCKS	67,640,898

	SHORT-TERM INVESTMENTS — 3.4%

	Mutual Funds — 3.4%
3,847,143	Dreyfus Treasury & Agency Cash Management Fund, 0.080% *	3,847,143

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund

Schedule of Investments (Continued) – June 30, 2011 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 15.1%

	Banking — 3.7%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	$1,338,251
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	807,734
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,224,341
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	846,674

		4,217,000

	Computer Software and Services — 0.7%
750,000	Oracle Corp., 4.950%, 04/15/13	804,984

	Diversified Industrial — 1.1%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,274,164

	Electronics — 0.7%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	791,696

	Energy: Integrated — 0.5%
500,000	Southern Co., 4.150%, 05/15/14	535,983

	Energy: Natural Gas — 1.0%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,077,859

	Energy: Oil — 2.0%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,126,858
500,000	Marathon Oil Corp., 5.900%, 03/15/18	567,404
500,000	XTO Energy Inc., 6.500%, 12/15/18	612,429

		2,306,691

	Financial Services — 0.9%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	1,057,202

	Food and Beverage — 0.9%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	996,882

	Metals and Mining — 0.7%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	835,127

	Real Estate Investment Trusts — 0.7%
700,000	Vornado Realty LP, 4.250%, 04/01/15	727,168

	Telecommunications — 0.5%
500,000	AT&T Inc., 6.700%, 11/15/13	561,004

	Transportation — 1.0%
1,000,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	1,137,572

Principal Amount		Market Value

	Wireless Communications — 0.7%
$750,000	Vodafone Group plc, 4.150%, 06/10/14	$805,262

	TOTAL CORPORATE BONDS	17,128,594

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%

	Federal Home Loan Mortgage Corp. — 5.5%
1,500,000	2.125%, 03/23/12	1,519,963
1,250,000	5.125%, 07/15/12	1,313,709
1,500,000	5.250%, 04/18/16	1,729,468
1,500,000	3.750%, 03/27/19	1,589,862

		6,153,002

	Federal National Mortgage Association — 4.8%
1,500,000	5.375%, 11/15/11	1,529,580
1,250,000	4.375%, 09/15/12	1,310,705
1,500,000	5.000%, 04/15/15	1,699,540

775,000	5.375%, 06/12/17	903,171

		5,442,996

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	11,595,998

	U.S. GOVERNMENT OBLIGATIONS — 11.3%

	U.S. Treasury Bills — 0.9%
1,000,000	U.S. Treasury Bill, 0.135%††, 04/05/12	999,133

	U.S. Treasury Inflation Indexed Notes — 4.8%
1,200,000	2.500%, 07/15/16	1,530,271
1,500,000	1.375%, 07/15/18	1,699,764
900,000	2.125%, 01/15/19	1,071,890
1,000,000	1.375%, 01/15/20	1,116,019

		5,417,944

	U.S. Treasury Notes — 5.6%
1,500,000	3.375%, 11/30/12	1,564,454
750,000	0.750%, 08/15/13	754,102
1,500,000	4.000%, 02/15/15	1,653,516
1,000,000	3.625%, 08/15/19	1,065,625
1,250,000	3.375%, 11/15/19	1,303,320

		6,341,017

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,758,094

	TOTAL INVESTMENTS — 100.0% (Cost $97,518,281)	$112,970,727

	Aggregate tax cost	$98,735,290

	Gross unrealized appreciation	$16,642,513
	Gross unrealized depreciation	(2,407,076)

	Net unrealized appreciation/depreciation	$14,235,437

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments – June 30, 2011 (Unaudited)

Shares		Market Value
	SHORT-TERM INVESTMENTS — 5.8%

	Mutual Funds — 5.8%
939,668	Dreyfus Treasury & Agency Cash Management Fund, 0.080% *	$939,668

Principal Amount

	CORPORATE BONDS — 42.7%

	Aerospace — 1.4%
$200,000	The Boeing Co., 6.000%, 03/15/19	232,527

	Banking — 6.6%
300,000	Bank of America Corp., 5.375%, 06/15/14	321,180
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	242,320
250,000	Citigroup Inc., 5.500%, 10/15/14	272,076
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	225,780

		1,061,356

	Computer Software and Services — 2.5%
250,000	Microsoft Corp., 1.625%, 09/25/15	247,604
150,000	Oracle Corp., 4.950%, 04/15/13	160,997

		408,601

	Consumer Products — 1.1%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	172,338

	Diversified Industrial — 1.7%
250,000	General Electric Co., 5.000%, 02/01/13	265,451

	Electronics — 3.1%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	214,247
275,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	290,288

		504,535

	Energy and Utilities: Electric Integrated —3.0%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	319,480
150,000	Southern Co., 4.150%, 05/15/14	160,795

		480,275

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	215,572

	Energy and Utilities: Oil — 3.8%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	225,371

Principal Amount		Market Value
$125,000	Marathon Oil Corp., 5.900%, 03/15/18	$141,851
200,000	XTO Energy Inc., 6.500%, 12/15/18	244,972

		612,194

	Financial Services — 7.1%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	194,748
300,000	Berkshire Hathaway Finance Corp., 5.125%, 09/15/12	315,966
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	338,685
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	291,345

		1,140,744

	Food and Beverage — 4.6%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	262,337
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	204,019
250,000	Kraft Foods Inc., 5.375%, 02/10/20	273,774

		740,130

	Metals and Mining — 1.4%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	222,700

	Real Estate Investment Trusts — 1.6%
250,000	Vornado Realty LP, 4.250%, 04/01/15	259,703

	Telecommunications — 1.2%
175,000	AT&T Inc., 6.700%, 11/15/13	196,351

	Transportation — 2.3%
200,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	227,514
125,000	CSX Corp., 6.250%, 04/01/15	143,241

		370,755

	TOTAL CORPORATE BONDS	6,883,232

	U.S. GOVERNMENT AGENCY OBLIGATIONS —25.7%

	Federal Home Loan Bank — 1.8%
250,000	5.375%, 05/18/16	290,292

	Federal Home Loan Mortgage Corp. — 10.3%
400,000	2.125%, 03/23/12	405,324
250,000	5.125%, 07/15/12	262,742
225,000	5.000%, 07/15/14	251,691
325,000	5.250%, 04/18/16	374,718
350,000	3.750%, 03/27/19	370,968

		1,665,443

	Federal National Mortgage Association — 11.3%
250,000	4.375%, 09/15/12	262,141
375,000	4.375%, 03/15/13	400,105

See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments (Contnued) – June 30, 2011 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (Continued)
$350,000	2.750%, 02/05/14	$368,258
300,000	5.000%, 04/15/15	339,908
275,000	5.375%, 06/12/17	320,480
58,063	Pool #745122, 5.500%, 09/01/20	63,176
63,707	Pool #255554, 5.500%, 01/01/35	69,343

		1,823,411

	Government National Mortgage Association — 2.3%
33,927	Pool #562288, 6.000%, 12/15/33	37,989
64,544	Pool #604946, 5.500%, 01/15/34	71,432
53,845	Pool #604970, 5.500%, 01/15/34	59,592
83,908	Pool #003747, 5.000%, 08/20/35	91,520
92,716	Pool #550728, 5.500%, 11/15/35	102,466

		362,999

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,142,145

	U.S. GOVERNMENT OBLIGATIONS — 25.8%

	U.S. Treasury Bills — 1.9%
300,000	U.S. Treasury Bill, 0.135%†, 04/05/12	299,740

	U.S. Treasury Inflation Indexed Notes — 11.0%
275,000	2.500%, 07/15/16	350,687
300,000	1.375%, 07/15/18	339,953
275,000	2.125%, 01/15/19	327,522
300,000	1.375%, 01/15/20	334,806
350,000	2.500%, 01/15/29	426,525

		1,779,493

	U.S. Treasury Notes — 9.7%
300,000	0.625%, 07/31/12	301,277
200,000	1.375%, 01/15/13	203,125
400,000	0.750%, 08/15/13	402,188
275,000	3.500%, 02/15/18	295,088
350,000	3.375%, 11/15/19	364,930

		1,566,608

	U.S. Treasury Bonds — 3.2%
250,000	7.125%, 02/15/23	338,633
150,000	5.375%, 02/15/31	175,828

		514,461

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,160,302

	TOTAL INVESTMENTS — 100.0% (Cost $15,145,609)	$16,125,347

	Aggregate tax cost	$15,145,609

	Gross unrealized appreciation	$1,046,216
	Gross unrealized depreciation	(66,478)

	Net unrealized appreciation/depreciation	$979,738

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments.

2

GAMCO Westwood Funds (the “Trust”)

Notes to Schedules of Investments (Unaudited)

The Trust’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$15,561,566	—	$0	$15,561,566
Business Services	24,322,110	—	3	24,322,113
Cable	169,560	—	0	169,560
Consumer Products	21,966,754	$1,053	—	21,967,807
Educational Services	7,535,323	—	0	7,535,323
Energy and Utilities: Integrated	2,088,464	9,520	—	2,097,984
Entertainment	2,075,017	—	118,183	2,193,200
Financial Services	25,622,925	75,000	—	25,697,925
Health Care	54,095,069	—	12,280	54,107,349
Real Estate	6,308,556	58,800	7,550	6,374,906
Other Industries (a)	338,009,991	—	—	338,009,991

Total Common Stocks	497,755,335	144,373	138,016	498,037,724

Preferred Stocks (a)	843,992	—	—	843,992
Convertible Preferred Stocks (a)	—	12,790	—	12,790
Rights (a)	—	—	190,000	190,000
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	185,464,820	—	185,464,820

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$498,599,327	$185,621,983	$328,016	$684,549,326

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$47,405,441	—	—	$47,405,441
U.S. Government Obligations	—	$8,754,502	—	8,754,502

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$47,405,441	$8,754,502	—	$56,159,943

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,820,885	—	—	$4,820,885
Preferred Stocks (a)	308,760	—	—	308,760
Corporate Bonds	—	$439,891	—	439,891

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$5,129,645	$439,891	—	$5,569,536

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$105,748,730	—	—	$105,748,730
Short-Term Investments (a)	1,843,575	—	—	1,843,575

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$107,592,305	—	—	$107,592,305

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$67,640,898	—	—	$67,640,898
Short-Term Investments (a)	3,847,143	—	—	3,847,143
Corporate Bonds	—	$17,128,594	—	17,128,594
U.S. Government Agency Obligations	—	11,595,998	—	11,595,998
U.S. Government Obligations	—	12,758,094	—	12,758,094

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$71,488,041	$41,482,686	—	$112,970,727

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short-Term Investments (a)	$939,668	—	—	$939,668
Corporate Bonds	—	$6,883,232	—	6,883,232
U.S. Government Agency Obligations	—	4,142,145	—	4,142,145
U.S. Government Obligations	—	4,160,302	—	4,160,302

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$939,668	$15,185,679	—	$16,125,347

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or September 30, 2010 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

MIGHTY MITESSM FUND	Balance as of 9/30/10	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 6/30/11	Net change in unrealized appreciation/deprec- iation during the period on Level 3 investments held at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$1	$—	$—	$(1)	$—	$—	$0	$—	0	$(1)
Business Services	0	—	—	—	—	—	3	—	3	—
Cable	0	—	—	—	—	—	—	—	0	—
Educational Services	0	—	—	—	—	—	—	—	0	—
Entertainment	82,092	—	—	36,091	—	—	—	—	118,183	36,091
Health Care	12,280	—	—	—	—	—	—	—	12,280	—
Real Estate	1,413	—	—	6,137	—	—	—	—	7,550	6,137
Telecommunications	10	—	(3)	(7)	—	(0)	—	—	—	—

Total Common Stocks	95,796	—	(3)	42,220	—	(0)	3	—	138,016	42,227

Rights:
Health Care	—	—	—	190,000	0	—	—	—	190,000	190,000

Warrants:
Broadcasting	—	—	—	—	—	—	0	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$95,796	$—	$(3)	$232,220	$0	$(0)	$3	$—	$328,016	$232,227

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements.

The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty MitesSM Fund held as of June 30, 2011, refer to its Schedule of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2010:

Expiring in Fiscal Year	Mighty MitesSM Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2011	—	$4,845,486	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	210	—	—	—	—
2017	—	585,663	$1,094,920	$4,107,080	$2,011,631	—
2018	—	—	1,503,324	28,980,997	14,635,639	—

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Income Fund deferred capital losses of $95,748 and the SmallCap Equity Fund deferred currency losses of $8.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Westwood Funds

By (Signature and Title)*		/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/11

By (Signature and Title)*		/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/26/11

* Print the name and title of each signing officer under his or her signature.